Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,266,184	$ 1,795,686
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gains on investments	(710,632)	(2,485,505)
Expense (benefit) for deferred federal income taxes	114,209	(99,545)
Amortization of deferred acquisition costs	7,359,964	7,464,380
Acquisition costs deferred	(6,678,626)	(8,738,111)
Net adjustment for premium and discount on investments	(278,027)	(39,768)
Depreciation and other amortization	735,741	752,103
Change in value of derivative investment		(2,400)
Changes in operating assets and liabilities:
Accrued investment income	513	(27,470)
Due premiums	150,872	54,621
Cash value of company-owned life insurance	(633,585)	(963,759)
Amounts recoverable from reinsurers	(241,905)	(1,871,963)
Benefit reserves	12,701,323	18,848,611
Policy claims	(851,368)	1,777,747
Liability for deposit-type contracts	148,833	136,502
Reserves for dividends and endowments and other	(17,116)	(37,461)
Other assets and other liabilities	199,497	(1,891,668)
NET CASH PROVIDED BY OPERATING ACTIVITIES	13,265,877	14,672,000
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(47,681,113)	(105,730,100)
Sales of available-for-sale securities	18,366,907	36,136,804
Maturities of available-for-sale securities	28,079,553	58,762,403
Acquisitions of mortgage loans on real estate	(14,310,374)	(3,637,086)
Payments of mortgage loans on real estate	3,475,019	1,659,724
Payments of state-guaranteed receivables	725,540	595,540
Sale of investment in derivative		645,000
Net reductions (additions) in other investments	(80,272)	331,865
Net additions to property and equipment	(157,822)	(194,856)
NET CASH USED IN INVESTING ACTIVITIES	(11,582,562)	(11,430,706)
FINANCING ACTIVITIES
Receipts from universal life policies credited to policyholder account balances	4,932,397	5,142,181
Return of policyholder account balances on universal life policies	(8,035,476)	(9,209,949)
Payments on notes payable	(3,614,374)	(3,864,471)
Proceeds from notes payable	3,091,008	3,417,800
Repurchases of common stock, net	(103,577)	(307,998)
Dividends paid	(225,717)	(285,471)
NET CASH USED IN FINANCING ACTIVITIES	(3,955,739)	(5,107,908)
DECREASE IN CASH AND CASH EQUIVALENTS	(2,272,424)	(1,866,614)
Cash and cash equivalents at beginning of year	4,143,291	6,009,905
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,870,867	4,143,291
SUPPLEMENTAL INFORMATION
Cash paid during year for federal income taxes	$ 181,385	$ 722,770